Document and Entity Information	Oct. 31, 2024
Cover [Abstract]
Entity Registrant Name	NEXSTAR MEDIA GROUP, INC.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 31, 2024, Nexstar Media Group, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report the appointment of Ellen Johnson to the Company’s Board of Directors (the “Board”), effective October 1, 2024. At the time of filing, the Board had not determined Ms. Johnson’s Board committee assignment. Pursuant to Instruction 2 of Item 5.02 of Form 8-K, the Company is filing this amendment to the Original Report for the sole purpose of disclosing that, on October 31, 2024, the Company’s Board of Directors appointed Ms. Johnson to serve on the Board’s Audit Committee.
Entity Central Index Key	0001142417
Document Period End Date	Oct. 31, 2024
Entity Emerging Growth Company	false
Securities Act File Number	000-50478
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-3083125
Entity Address, Address Line One	545 E. John Carpenter Freeway
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75062
City Area Code	972
Local Phone Number	373-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NXST
Security Exchange Name	NASDAQ